Convertible Note and Derivative Liability (Schedule Of Fair Value Of Derivative Liability) (Details)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Convertible Note and Derivative Liability [Abstract]
Volatility	163.50%	144.50%
Risk-free interest rate	0.98%	0.97%
Dividend yield	0.00%	0.00%
Expected life	2 years 4 months 24 days	3 years 4 months 24 days